Consolidated Statement of Comprehensive Income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Consolidated Statement of Comprehensive Income [Abstract]
Loss after income tax	$ (381,741)	$ (119,022)	[1]	$ (10,349)	[1]
Items that may be reclassified to the Consolidated Statement of Profit or Loss:
Foreign exchange rate differences on translation of foreign operations	10,556	(24,041)		(4,408)
Total items that may be reclassified to the Consolidated Statement of Profit or Loss	10,556	(24,041)		(4,408)
Items that will not be reclassified to the Consolidated Statement of Profit or Loss:
Fair value adjustments on financial assets at fair value through other comprehensive income	34	3,827		(1,544)
Total items that will not be reclassified to the Consolidated Statement of Profit or Loss	34	3,827		(1,544)
Total other comprehensive income/(loss), net of income tax	10,590	(20,214)		(5,952)
Total comprehensive income/(loss)	(371,151)	(139,236)		(16,301)
Attributable to:
Equity holders of Elevra Lithium Limited	(285,413)	(116,741)		(16,054)
Non-controlling interests	$ (85,738)	$ (22,495)		$ (247)

[1]	Refer to Note 32 for details on restatement of prior period comparatives.